Investments - Narrative (Q1) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments Debt And Equity Securities [Abstract]
Gross unrealized gain (loss) on available for sale securities	$ 14,600,000
Proceeds from available-for-sale debt securities	23,600,000	$ 6,700,000	$ 32,000,000	$ 31,700,000		$ 101,200,000
Gross realized gains from sales of available-for-sale debt securities			5,000	27,000	$ 4,600,000
Gross realized losses from sales of available-for-sale debt securities			155,000	6,000	0
Gross realized gains or losses from sale of available-for-sale debt securities	0	0	(149,000)	57,000	4,638,000
Amount payable for securities purchased	0	750,000	0	1,000,000	700,000
Amount receivable for securities sold	0	$ 1,300,000	650,000	523,000	809,000
Gross unrealized gains	523,000		0	0	1,000,000
Gross unrealized losses	467,000		638,000	1,000,000	$ 0
Other than temporary impairments losses, investments	0		0
Investments	1,400,000		1,800,000
Deposits held in trust accounts	8,100,000		8,000,000	8,500,000
Deposits, held in trust for collateral requirements	$ 98,100,000		$ 95,700,000	$ 76,100,000